Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 116	$ 32
Receivables	489	545
Inventories	788	768
Prepaid expenses and other current assets	72	49
Current assets other than assets held for sale	1,465	1,394
Assets held for sale	1,858
Current assets	3,323	1,394
Non-current assets
Property, plant and equipment	12,971	13,318
Investments in equity-accounted investees	30	1,173
Available-for-sale investments	262	940
Other assets	246	250
Intangible assets	166	180
Total Assets	16,998	17,255
Current liabilities
Short-term debt and current portion of long-term debt	730	884
Payables and accrued charges	807	772
Current portion of derivative instrument liabilities	29	41
Current liabilities other than liabilities included in disposal groups classified as held for sale	1,566	1,697
Deferred income tax liabilities on assets held for sale	36
Current liabilities	1,602	1,697
Non-current liabilities
Long-term debt	3,711	3,707
Derivative instrument liabilities	35	56
Deferred income tax liabilities	2,205	2,463
Pension and other post-retirement benefit liabilities	440	443
Asset retirement obligations and accrued environmental costs	651	643
Other non-current liabilities and deferred credits	51	47
Total Liabilities	8,695	9,056
Shareholders' Equity
Share capital	1,806	1,798
Contributed surplus	230	222
Accumulated other comprehensive income (loss)	25	(25)
Retained earnings	6,242	6,204
Total Shareholders' Equity	8,303	8,199
Total Liabilities and Shareholders' Equity	$ 16,998	$ 17,255